Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Operating lease:
Cost	8,247,807	8,247,807	1,053,912
Less: accumulated amortization	(567,166)	(3,023,111)	(386,296)
Operating lease right-of-use assets	7,680,641	5,224,696	667,616

Current operating lease obligation	2,455,945	2,859,872	365,437
Non-current operating lease obligation	5,224,696	2,364,824	302,179
Total operating lease obligation	7,680,641	5,224,696	667,616

Schedule of Maturity Analysis of Future Minimum Lease Payments	Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to March 31, 2024 are as follows:
For the years ending March 31,	HK$	US$
2025	3,106,080	396,898
2026	2,426,625	310,076
Total minimum lease payments	5,532,705	706,974
Less: interest component	(308,009)	(39,358)
Present value of minimum lease payments	5,224,696	667,616

Schedule of Other Supplemental Information	Other supplemental information about the Company’s operating lease as of March 31, 2024:
Weighted average discount rate	6.2%
Weighted average remaining lease term (years)	1.7